Expense Example - Invesco Nasdaq 100 Index Fund - Class R6	Oct. 13, 2020 USD ($)
Expense Example:
Expense Example, with Redemption, 1 Year	$ 30
Expense Example, with Redemption, 3 Years	$ 200